COMMITMENTS AND CONTINGENCIES - Summary of Future Payments and Interest Expense for Operating Lease (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
2025		$ 240,834
Total undiscounted cash flows		240,834
Less: imputed interest		(3,465)
Present value of lease liabilities	$ 119,720	$ 237,369